Consolidated Balance Sheets - USD ($) $ in Millions	Jan. 03, 2016	Dec. 28, 2014
Current Assets
Cash	$ 85.1	$ 141.4
Accounts receivable, net	373.0	400.7
Inventories, net	309.2	311.8
Prepaid expenses and other current assets	60.9	87.8
Total current assets	828.2	941.7
Property, plant and equipment, net	321.3	336.5
Goodwill, net	1,140.2	1,150.6
Acquired intangibles, net	243.3	277.6
Prepaid pension assets	111.0	86.3
Other assets, net	74.5	69.5
Total Assets	2,718.5	2,862.2
Current Liabilities
Accounts payable	136.5	162.5
Accrued liabilities	238.0	290.3
Current portion of long-term debt, capital leases and other debt	19.1	86.2
Total current liabilities	393.6	539.0
Long-term debt and capital leases	762.9	618.9
Other long-term liabilities	217.9	235.8
Total Liabilities	$ 1,374.4	$ 1,393.7
Commitments and contingencies
Stockholders’ Equity
Preferred stock, $0.01 par value; outstanding shares-none	$ 0.0	$ 0.0
Common stock, $0.01 par value; authorized 125 million shares; Issued shares: 37,697,865 at January 3, 2016, and 37,697,865 at December 28, 2014; Outstanding shares: 34,514,599 at January 3, 2016, and 36,655,584 at December 28, 2014	0.4	0.4
Additional paid-in capital	345.3	326.5
Retained earnings	1,721.5	1,525.7
Treasury stock, 3,183,266 at January 3, 2016 and 1,042,281 at December 28, 2014	(309.9)	(102.1)
Accumulated other comprehensive loss	(413.2)	(323.2)
Total Teledyne Stockholders’ Equity	1,344.1	1,427.3
Noncontrolling interest	0.0	41.2
Total Stockholders’ Equity	1,344.1	1,468.5
Total Liabilities and Stockholders’ Equity	$ 2,718.5	$ 2,862.2